Investment Objectives and Goals	Jun. 20, 2025
Global Sustainable Listed Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL LISTED INFRASTRUCTURE FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks total return.
Global Macro Fund
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL MACRO FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation while managing portfolio volatility.